Cover	Jul. 10, 2024
Cover [Abstract]
Entity Registrant Name	T-REX Acquisition Corp.
Entity Central Index Key	0001437750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 10, 2024
Entity File Number	333-266766
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1754034
Entity Address Address Line 1	151 N. Nob Hill Road
Entity Address Address Line 2	Suite 402
Entity Address City Or Town	Plantation
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33324
City Area Code	954
Local Phone Number	960-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false